FAIR VALUE - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 26, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ 11,387	$ 85,740
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	8,617	82,372
Prices with Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	2,770	3,368
Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	242	78,210
Recurring | Fixed income funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	4,268	238
Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	5,609	3,130
Recurring | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	760	3,523
Recurring | International stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	72	237
Recurring | Target funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	235	230
Recurring | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	201	172
Recurring | Total mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,268	4,162
Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	64	78,210
Recurring | Quoted Prices in Active Markets (Level 1) | Fixed income funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,676	0
Recurring | Quoted Prices in Active Markets (Level 1) | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	5,609	0
Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	760	3,523
Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	72	237
Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	235	230
Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	201	172
Recurring | Quoted Prices in Active Markets (Level 1) | Total mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,268	4,162
Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	178	0
Recurring | Prices with Other Observable Inputs (Level 2) | Fixed income funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	2,592	238
Recurring | Prices with Other Observable Inputs (Level 2) | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	3,130
Recurring | Prices with Other Observable Inputs (Level 2) | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | International stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Target funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Total mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ 0	$ 0